Quarterly Report
March 31, 2023
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 3.8%
Howmet Aerospace, Inc.	100,870	$4,273,862
KBR, Inc.	109,668	6,037,223
L3Harris Technologies, Inc.	14,820	2,908,277
Leidos Holdings, Inc.	45,421	4,181,457
		$17,400,819
Airlines – 0.8%
Alaska Air Group, Inc. (a)	36,747	$1,541,904
Delta Air Lines, Inc. (a)	65,451	2,285,549
		$3,827,453
Apparel Manufacturers – 1.8%
PVH Corp.	35,588	$3,173,026
Skechers USA, Inc., “A” (a)	77,425	3,679,236
VF Corp.	56,965	1,305,068
		$8,157,330
Automotive – 2.4%
Aptiv PLC (a)	21,359	$2,396,266
Lear Corp.	19,448	2,712,802
LKQ Corp.	105,287	5,976,090
		$11,085,158
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	23,215	$3,116,382
Evercore Partners, Inc.	20,341	2,346,944
Invesco Ltd.	96,305	1,579,402
Raymond James Financial, Inc.	45,595	4,252,646
TPG, Inc.	57,086	1,674,332
		$12,969,706
Business Services – 1.4%
Amdocs Ltd.	42,852	$4,115,078
Global Payments, Inc.	21,067	2,217,091
		$6,332,169
Chemicals – 0.9%
Eastman Chemical Co.	49,087	$4,139,998
Computer Software – 1.1%
Black Knight, Inc. (a)	29,614	$1,704,582
Check Point Software Technologies Ltd. (a)	13,108	1,704,040
Dun & Bradstreet Holdings, Inc.	134,767	1,582,164
		$4,990,786
Computer Software - Systems – 1.5%
Seagate Technology Holdings PLC	28,730	$1,899,627
Verint Systems, Inc. (a)	32,770	1,220,355
Zebra Technologies Corp., “A” (a)	11,205	3,563,190
		$6,683,172
Construction – 4.2%
Essex Property Trust, Inc., REIT	11,475	$2,399,881
Fortune Brands Innovations, Inc.	32,487	1,907,962
Masco Corp.	72,954	3,627,273
Mid-America Apartment Communities, Inc., REIT	11,932	1,802,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	29,380	$2,367,440
Toll Brothers, Inc.	72,021	4,323,421
Vulcan Materials Co.	15,886	2,725,402
		$19,153,588
Consumer Products – 1.1%
International Flavors & Fragrances, Inc.	31,882	$2,931,869
Newell Brands, Inc.	159,574	1,985,100
		$4,916,969
Containers – 2.6%
Avery Dennison Corp.	13,768	$2,463,508
Crown Holdings, Inc.	30,287	2,505,038
Graphic Packaging Holding Co.	139,444	3,554,428
WestRock Co.	110,584	3,369,494
		$11,892,468
Electrical Equipment – 3.3%
Berry Global, Inc.	56,106	$3,304,643
Johnson Controls International PLC	90,516	5,450,874
Sensata Technologies Holding PLC	63,052	3,153,861
TE Connectivity Ltd.	23,994	3,146,813
		$15,056,191
Electronics – 3.9%
Corning, Inc.	86,409	$3,048,510
Flex Ltd. (a)	136,941	3,151,012
Marvell Technology, Inc.	72,022	3,118,553
NXP Semiconductors N.V.	22,252	4,149,442
ON Semiconductor Corp. (a)	51,173	4,212,561
		$17,680,078
Energy - Independent – 5.0%
Chesapeake Energy Corp.	33,829	$2,572,357
Devon Energy Corp.	65,237	3,301,645
Diamondback Energy, Inc.	27,128	3,666,892
Hess Corp.	38,475	5,091,781
Pioneer Natural Resources Co.	20,557	4,198,562
Valero Energy Corp.	26,570	3,709,172
		$22,540,409
Energy - Renewables – 0.9%
AES Corp.	172,678	$4,158,086
Engineering - Construction – 0.7%
Quanta Services, Inc.	18,298	$3,049,179
Food & Beverages – 2.8%
Coca-Cola Europacific Partners PLC	51,438	$3,044,615
Ingredion, Inc.	44,557	4,532,784
J.M. Smucker Co.	20,360	3,204,053
Kellogg Co.	31,525	2,110,914
		$12,892,366
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	118,374	$2,459,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.4%
Hyatt Hotels Corp. (a)	22,823	$2,551,383
International Game Technology PLC	140,828	3,774,191
		$6,325,574
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	22,416	$3,217,817
Insurance – 8.5%
American International Group, Inc.	57,278	$2,884,520
Arthur J. Gallagher & Co.	26,440	5,058,236
Assurant, Inc.	32,898	3,950,063
Cincinnati Financial Corp.	19,440	2,178,835
Equitable Holdings, Inc.	150,108	3,811,242
Everest Re Group Ltd.	14,194	5,081,736
Hanover Insurance Group, Inc.	13,131	1,687,334
Hartford Financial Services Group, Inc.	85,309	5,945,184
Voya Financial, Inc.	53,467	3,820,752
Willis Towers Watson PLC	17,953	4,171,918
		$38,589,820
Leisure & Toys – 1.9%
Brunswick Corp.	45,553	$3,735,346
Electronic Arts, Inc.	19,335	2,328,901
Mattel, Inc. (a)	136,214	2,507,700
		$8,571,947
Machinery & Tools – 5.4%
Eaton Corp. PLC	33,781	$5,788,037
Ingersoll Rand, Inc.	57,019	3,317,365
ITT, Inc.	31,918	2,754,523
PACCAR, Inc.	55,460	4,059,672
Regal Rexnord Corp.	30,491	4,290,999
Wabtec Corp.	44,887	4,536,280
		$24,746,876
Major Banks – 0.9%
Regions Financial Corp.	131,418	$2,439,118
State Street Corp.	20,054	1,517,887
		$3,957,005
Medical & Health Technology & Services – 2.9%
AmerisourceBergen Corp.	27,589	$4,417,275
ICON PLC (a)	13,460	2,874,921
Laboratory Corp. of America Holdings	11,032	2,530,961
Universal Health Services, Inc.	26,046	3,310,447
		$13,133,604
Medical Equipment – 3.4%
Agilent Technologies, Inc.	19,015	$2,630,535
Dentsply Sirona, Inc.	59,877	2,351,968
Maravai Lifesciences Holdings, Inc., “A” (a)	49,587	694,714
PerkinElmer, Inc.	17,318	2,307,797
STERIS PLC	12,685	2,426,387
Teleflex, Inc.	6,058	1,534,552
Zimmer Biomet Holdings, Inc.	27,399	3,539,951
		$15,485,904
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	16,028	$1,800,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	199,055	$2,611,601
Targa Resources Corp.	45,723	3,335,493
		$5,947,094
Network & Telecom – 0.9%
Motorola Solutions, Inc.	13,683	$3,915,117
Oil Services – 0.5%
Halliburton Co.	72,837	$2,304,563
Other Banks & Diversified Financials – 4.2%
Columbia Banking System, Inc.	102,300	$2,191,266
Discover Financial Services	19,329	1,910,478
East West Bancorp, Inc.	32,041	1,778,276
M&T Bank Corp.	27,820	3,326,437
Northern Trust Corp.	41,131	3,624,875
Prosperity Bancshares, Inc.	34,462	2,120,102
SLM Corp.	221,258	2,741,387
Zions Bancorp NA	45,139	1,351,010
		$19,043,831
Pharmaceuticals – 0.5%
Organon & Co.	89,692	$2,109,556
Pollution Control – 1.1%
GFL Environmental, Inc.	73,349	$2,526,140
Republic Services, Inc.	18,151	2,454,378
		$4,980,518
Real Estate – 6.1%
Brixmor Property Group, Inc., REIT	135,746	$2,921,254
Host Hotels & Resorts, Inc., REIT	149,938	2,472,478
Jones Lang LaSalle, Inc. (a)	13,813	2,009,653
Life Storage, Inc., REIT	39,565	5,186,576
Spirit Realty Capital, Inc., REIT	49,362	1,966,582
STAG Industrial, Inc., REIT	59,498	2,012,222
Sun Communities, Inc., REIT	22,888	3,224,462
VICI Properties, Inc., REIT	143,672	4,686,581
W.P. Carey, Inc., REIT	39,012	3,021,479
		$27,501,287
Restaurants – 2.0%
Aramark	88,695	$3,175,281
U.S. Foods Holding Corp. (a)	66,495	2,456,325
Wendy's Co.	162,350	3,535,983
		$9,167,589
Specialty Chemicals – 3.9%
Ashland, Inc.	29,011	$2,979,720
Axalta Coating Systems Ltd. (a)	121,306	3,674,359
Celanese Corp.	23,111	2,516,557
Corteva, Inc.	67,623	4,078,343
DuPont de Nemours, Inc.	60,598	4,349,118
		$17,598,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.4%
Builders FirstSource, Inc. (a)	20,277	$1,800,192
Ross Stores, Inc.	25,352	2,690,608
Urban Outfitters, Inc. (a)	62,162	1,723,131
		$6,213,931
Telecommunications - Wireless – 0.5%
Liberty Broadband Corp. (a)	28,263	$2,309,087
Trucking – 1.1%
Knight-Swift Transportation Holdings, Inc.	45,998	$2,602,567
XPO Logistics, Inc. (a)	71,495	2,280,690
		$4,883,257
Utilities - Electric Power – 6.6%
CenterPoint Energy, Inc.	102,790	$3,028,193
CMS Energy Corp.	58,559	3,594,352
Edison International	37,747	2,664,561
Eversource Energy	38,193	2,988,984
PG&E Corp. (a)	409,101	6,615,163
Pinnacle West Capital Corp.	44,285	3,509,143
Public Service Enterprise Group, Inc.	66,003	4,121,887
Sempra Energy	23,642	3,573,725
		$30,096,008
Total Common Stocks		$441,285,125
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA	26,539	$2,073,998
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.56% (v)	8,437,396	$8,439,083

Other Assets, Less Liabilities – 0.4%		1,959,406
Net Assets – 100.0%		$453,757,612
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,439,083 and $443,359,123, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$443,359,123	$—	$—	$443,359,123
Mutual Funds	8,439,083	—	—	8,439,083
Total	$451,798,206	$—	$—	$451,798,206
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,633,336	$23,868,137	$18,062,328	$(1,100)	$1,038	$8,439,083
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$68,385	$—